Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
29.	RELATED PARTY TRANSACTIONS

In addition to the transactions, arrangements and balances detailed elsewhere in these financial statements, the Group had the following transactions with companies controlled by a shareholder with significant influence over the Company and key management personnel on agreed terms between the relevant parties during the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
	US$	US$	US$
Finance costs on bridge loan
- Key management personnel	-	-	97,428
- A company controlled by a shareholder with significant influence over the Company	-	-	487,140
Finance costs on convertible loans
- Key management personnel	-	-	77,403
- Companies controlled by a shareholder with significant influence over the Company	-	-	1,679,203
Finance costs on loan notes
- Key management personnel	-	152,468	1,590
- Companies controlled by a shareholder with significant influence over the Company	-	15,013,576	744,727
Revenue earned from companies controlled by a shareholder with significant influence over the Company
- Internet leads generation and marketing service income	103,236	161,451	197,835
- Insurance commission income	1,077,441	695,088	93,593
- Marketing income	75,314	25,161	32,398
Cost of revenue paid to companies controlled by a shareholder with significant influence over the Company	1,425,553	251,140	-
Equity-settled transactions included in general, administrative and other operating expenses (note 25)	-	-	882,115